CONCENTRATION OF RISK - Purchase, Accounts payable, Revenues and Accounts receivables (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2022 USD ($)
CONCENTRATION OF RISK
Purchase from suppliers	¥ 141,322	$ 20,490	¥ 116,468	¥ 204,655
Total revenues	163,330	$ 23,681	149,884	¥ 279,832
Accounts receivables	¥ 15,276		¥ 24,483		$ 2,215
Minimum period for which the PRC government has been pursuing economic reform policies	20 years	20 years
Percentage of depreciation of the RMB against US$	8.23%	8.23%	(2.34%)	(6.27%)
Purchases | Supplier risk | Supplier A
CONCENTRATION OF RISK
Purchase from suppliers				¥ 63,608
Purchases | Supplier risk | Supplier B
CONCENTRATION OF RISK
Purchase from suppliers				13,833
Purchases | Supplier risk | Supplier C
CONCENTRATION OF RISK
Purchase from suppliers				12,431
Accounts payable | Supplier risk | Supplier A
CONCENTRATION OF RISK
Accounts payable	¥ 26,656		¥ 28,929		3,865
Accounts payable | Supplier risk | Supplier B
CONCENTRATION OF RISK
Accounts payable			12,853
Accounts payable | Supplier risk | Supplier C
CONCENTRATION OF RISK
Accounts payable			6,290
Revenues | Customer risk | Customer A
CONCENTRATION OF RISK
Purchase from suppliers	13,675	$ 2,025	12,531
Revenues | Customer risk | Customer B
CONCENTRATION OF RISK
Purchase from suppliers	23,112	3,423	30,596	26,463
Revenues | Customer risk | Customer C
CONCENTRATION OF RISK
Purchase from suppliers				4,489
Revenues | Customer risk | Customer D
CONCENTRATION OF RISK
Purchase from suppliers				¥ 54,389
Revenues | Customer risk | Customer E
CONCENTRATION OF RISK
Purchase from suppliers	68,923	10,208	65,505
Revenues | Customer risk | Customer F
CONCENTRATION OF RISK
Purchase from suppliers	20,508	$ 3,037	20,774
Accounts receivables | Customer risk | Customer B
CONCENTRATION OF RISK
Accounts receivables	3,627		5,387		526
Accounts receivables | Customer risk | Customer C
CONCENTRATION OF RISK
Accounts receivables	5,012		5,012		727
Accounts receivables | Customer risk | Customer E
CONCENTRATION OF RISK
Accounts receivables	2,280		981		331
Accounts receivables | Customer risk | Customer F
CONCENTRATION OF RISK
Accounts receivables	¥ 7,960		¥ 5,160		$ 1,154